Stockholders' Equity (Details) - USD ($)	1 Months Ended															2 Months Ended	3 Months Ended				6 Months Ended		12 Months Ended		67 Months Ended
	May 31, 2019	Apr. 30, 2019	Feb. 28, 2019	Jan. 31, 2019	Dec. 31, 2018	Nov. 30, 2018	Oct. 31, 2018	May 31, 2018	Apr. 30, 2018	Jan. 31, 2018	Nov. 30, 2017	Sep. 30, 2017	Jun. 30, 2017	Apr. 30, 2017	Mar. 31, 2017	May 31, 2018	Jun. 30, 2019	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Jun. 30, 2019	Jun. 30, 2018	Dec. 31, 2018	Dec. 31, 2017	May 31, 2015
Stockholders' Equity (Details) [Line Items]
Stock Issued During Period, Shares, Issued for Services (in Shares)				60,000				3,020,000	340,000		395,550	133,960	99,412	51,750	196,000	340,000				352,326
Stock Issued During Period, Value, Issued for Services				$ 26,600				$ 1,540,000	$ 174,800		$ 79,215	$ 28,576	$ 30,898	$ 17,201	$ 59,242	$ 174,800			$ 1,714,800	$ 43,664	$ 26,600	$ 1,758,464	$ 1,843,664	$ 215,132
Debt Conversion, Converted Instrument, Shares Issued (in Shares)	125,000	800,000	268,615		793,335	262,080
Debt Conversion, Original Debt, Amount	$ 25,000	$ 160,000	$ 53,723		$ 158,667	$ 52,416															238,723	0	211,083	57,940
Stock Issued During Period, Shares, New Issues (in Shares)								150,000			55,556	262,500
Stock Issued During Period, Value, New Issues								$ 30,000			$ 10,000	$ 44,625							30,000			77,000	77,000	54,625
Proceeds from Issuance of Common Stock																					0	47,000	47,000	54,625
Shares Issued, Shares, Share-based Payment Arrangement, before Forfeiture (in Shares)					887,306		4,895,076
Shares Issued, Value, Share-based Payment Arrangement, before Forfeiture					$ 349,602		$ 1,914,831
Gain (Loss) on Extinguishment of Debt															$ (40,869)		$ 0		$ 0		$ 0	$ 0	$ 0	$ (40,869)
Restricted Stock [Member] | Management and Board Members [Member]
Stockholders' Equity (Details) [Line Items]
Stock Issued During Period, Value, Issued for Services										$ 138,000
Shares Issued, Shares, Share-based Payment Arrangement, after Forfeiture (in Shares)										1,200,000
Restricted Stock [Member] | One of Directors, Dr. Kevin Doody [Member]
Stockholders' Equity (Details) [Line Items]
Stock Issued During Period, Shares, Issued for Services (in Shares)								3,020,000										3,000,000
Stock Issued During Period, Value, Issued for Services								$ 1,540,000										$ 1,530,000
Bridge Note [Member]
Stockholders' Equity (Details) [Line Items]
Debt Conversion, Converted Instrument, Shares Issued (in Shares)															341,000
Debt Conversion, Original Debt, Amount															$ 10,000
Gain (Loss) on Extinguishment of Debt															$ (40,869)
Convertible Debt [Member] | Bridge Note [Member]
Stockholders' Equity (Details) [Line Items]
Debt Conversion, Original Debt, Amount																									$ 535,000
Private Placement [Member]
Stockholders' Equity (Details) [Line Items]
Stock Issued During Period, Shares, New Issues (in Shares)																				260,000
Proceeds from Issuance or Sale of Equity																				$ 47,000
Private Placement [Member] | Restricted Stock [Member] | Immediate Family Member of Management or Principal Owner [Member]
Stockholders' Equity (Details) [Line Items]
Stock Issued During Period, Shares, New Issues (in Shares)								150,000
Proceeds from Issuance or Sale of Equity								$ 30,000
Investors [Member] | Principal [Member]
Stockholders' Equity (Details) [Line Items]
Stock Issued During Period, Shares, New Issues (in Shares)																				260,000
Investors [Member] | Convertible Debt [Member]
Stockholders' Equity (Details) [Line Items]
Proceeds from Issuance of Common Stock																				$ 47,000
Management and Board Members [Member]
Stockholders' Equity (Details) [Line Items]
Shares Issued, Shares, Share-based Payment Arrangement, before Forfeiture (in Shares)										1,200,000
Shares Issued, Value, Share-based Payment Arrangement, before Forfeiture										$ 138,000